Average Annual Total Returns - Total Stock Market Index Portfolio	Total Stock Market Index Portfolio 1 Year	Total Stock Market Index Portfolio 5 Years	Total Stock Market Index Portfolio 10 Years	S&P Total Market Index (reflects no deduction for fees or expenses) 1 Year	S&P Total Market Index (reflects no deduction for fees or expenses) 5 Years	S&P Total Market Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	20.55%	15.23%	13.60%	20.79%	15.37%	13.73%	20.79%	15.36%	13.74%